Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of Fair Value of Option Granted was Estimated on the Date of Grant Using the Binominal Option- Pricing Model	The fair value of option granted was estimated on the date of grant using the binominal option- pricing model with the following assumptions used for grants during the applicable periods:
	For the years ended December 31,
	2022	2023
	RMB	RMB
Risk-free interest rate	1.74%	3.54%
Volatility	109.99%	102.39%
Dividend yield	—	—
Life of options (in years)	10	10
Fair value of underlying ordinary shares*	979.08	7.80
*	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.

Schedule of Options Activities	A summary of options activities during the years ended December 31, 2022 and 2023 is presented below:
	Number of options*	Weighted average exercise price USD*	Weighted average grant date fair value RMB*	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2021	24,785	0.0504	9,751.82	7.84	26,237
Granted	1,244	0.0504	979.08
Exercised	(1,431)	0.0504	8,129.40
Forfeited	(69)	0.0504	9,963.15
Options outstanding at December 31, 2022	24,529	0.0504	9,400.37	6.93	3,028
Granted	37,494	0.0025	54.21
Exercised	(18,332)	0.0504	54.21
Forfeited	(325)	0.0504	4,504.06
Options outstanding at December 31, 2023	43,366	0.0504	5,289.26	7.45	1,116
Options vested and expected to vest as of December 31, 2023	43,366	0.0504	5,289.26	7.45	1,116
Options exercisable as of December 31, 2023	43,366	0.0504	5,289.26	7.45	13,696
*	The shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.

Schedule of the Fair Values of the Options Granted	The fair values of the options granted for the years ended December 31, 2022 and 2023 are as follows, no options granted for the year ended December 31, 2021:
	For the years ended December 31,
	2022	2023
	RMB	RMB
Weighted average grant date fair value of option per share*	979.08	54.21
Aggregate grant date fair value of options	1,224	2,037
*	The weighted average grant date fair value of option per share is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 , to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.

Schedule of Share-Based Compensation Expense	Total share-based compensation expense of the above-mentioned incentive plan for the years ended December 31, 2021, 2022 and 2023 were as follows:
	For the year ended December 31,
	2021	2022	2023
Cost of revenue	40,588	12,377	887
Selling and marketing	23,870	6,840	1,572
General and administrative	86,719	24,499	23,263
Total share-based compensation expense	151,177	43,716	25,722